Acquisitions and disposals - Net Assets Acquired (Details) $ in Thousands		12 Months Ended
	May 03, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Bargain purchase gain on acquisition		$ 10,107	$ 0	$ 0
Discount rate applied to acquisition payment installments	0.065
Viterra Group
Disclosure of detailed information about business combination [line items]
Amount paid in cash	$ 1,512
Amounts to be paid in installments	16,242
Total purchase consideration	17,754
Fair value of net assets acquired	27,507
Bargain purchase gain on acquisition	9,753
Consideration paid (received)	2,000	$ 634
Cash and cash equivalents	3,266
Trade and other receivables	21,068
Inventories	50,891
Biological assets	1,676
Property, plant and equipment	21,479
Total Assets	98,380
Trade and other payables	(50,062)
Payroll and other liabilities	(961)
Borrowings	(17,738)
Deferred income tax liabilities	(1,812)
Provision for other liabilities	(300)
Total Liabilities	$ (70,873)